UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-7850
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                           THE ARMADA ADVANTAGE FUND
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               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            KING OF PRUSSIA, PA 19406
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               (Address of principal executive offices) (Zip code)

                             W. Bruce McConnel, Esq.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           PHILADELPHIA, PA 19103-6996
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                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-622-3863
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                      Date of fiscal year end: DECEMBER 31
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              Date of reporting period: JULY 1, 2003-JUNE 30, 2004
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

====================== ARMADA ADVANTAGE BOND FUND ==============================

With respect to this series of The Armada Advantage Fund, there were no matters relating to any portfolio security considered at a shareholder meeting held during the period ended June 30, 2004 with respect to which the fund was entitled to vote.

========================= ARMADA ADVANTAGE INTERNATIONAL EQUITY ================

With respect to this series of The Armada Advantage Fund, there were no matters relating to any portfolio security considered at a shareholder meeting held during the period ended June 30, 2004 with respect to which the fund was entitled to vote.

=========================== ARMADA ADVANTAGE EQUITY GROWTH =====================

APACHE CORP.

Ticker:       APA            Security ID:  037411105
Meeting Date: DEC 18, 2003   Meeting Type: Special
Record Date:  OCT 29, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Increase Authorized Common Stock          For       For        Management


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CISCO SYSTEMS, INC.

Ticker:       CSCO           Security ID:  17275R102
Meeting Date: NOV 11, 2003   Meeting Type: Annual
Record Date:  SEP 12, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Carol A. Bartz             For       For        Management
1.2   Elect Director Larry R. Carter            For       For        Management
1.3   Elect Director John T. Chambers           For       For        Management
1.4   Elect Director Dr. James F. Gibbons       For       For        Management
1.5   Elect Director Dr. John L. Hennessy       For       For        Management
1.6   Elect Director Roderick C. McGeary        For       For        Management
1.7   Elect Director James C. Morgan            For       For        Management
1.8   Elect Director John P. Morgridge          For       For        Management
1.9   Elect Director Donald T. Valentine        For       For        Management
1.10  Elect Director Steven M. West             For       For        Management
1.11  Elect Director Jerry Yang                 For       For        Management
2     Amend Employee Stock Purchase Plan        For       For        Management
3     Ratify Auditors                           For       For        Management
4     Report on Company Products Used by the    Against   Against    Shareholder
      Government to Monitor the Internet
5     Report on Pay Disparity                   Against   Against    Shareholder


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DELL INC.

Ticker:       DELL           Security ID:  247025109
Meeting Date: JUL 18, 2003   Meeting Type: Annual
Record Date:  MAY 23, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Michael A. Miles           For       For        Management
1.2   Elect Director Alex J. Mandl              For       For        Management
1.3   Elect Director Morton L. Topfer           For       For        Management
2     Declassify the Board of Directors         For       For        Management
3     Change Company Name                       For       For        Management
4     Approve Executive Incentive Bonus Plan    For       For        Management


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DST SYSTEMS, INC.

Ticker:       DST            Security ID:  233326107
Meeting Date: NOV 28, 2003   Meeting Type: Special
Record Date:  NOV 10, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Reorganization Plan               For       For        Management

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FEDEX CORPORATION

Ticker:       FDX            Security ID:  31428X106
Meeting Date: SEP 29, 2003   Meeting Type: Annual
Record Date:  AUG 4, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director August A. Busch IV         For       For        Management
1.2   Elect Director John A. Edwardson          For       For        Management
1.3   Elect Director George J. Mitchell         For       Withhold   Management
1.4   Elect Director Joshua I. Smith            For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Ratify Auditors                           For       For        Management
4     Declassify the Board of Directors         Against   For        Shareholder


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FOX ENTERTAINMENT GROUP, INC.

Ticker:       FOX            Security ID:  35138T107
Meeting Date: NOV 25, 2003   Meeting Type: Annual
Record Date:  SEP 29, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director K. Rupert Murdoch, AC      For       Withhold   Management
1.2   Elect Director Peter Chernin              For       Withhold   Management
1.3   Elect Director David F. DeVoe             For       Withhold   Management
1.4   Elect Director Arthur M. Siskind          For       Withhold   Management
1.5   Elect Director Lachlan K. Murdoch         For       Withhold   Management
1.6   Elect Director Christos M. Cotsakos       For       For        Management
1.7   Elect Director Thomas W. Jones            For       For        Management
1.8   Elect Director Peter Powers               For       For        Management
2     Ratify Auditors                           For       For        Management


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INTUIT, INC.

Ticker:       INTU           Security ID:  461202103
Meeting Date: OCT 30, 2003   Meeting Type: Annual
Record Date:  SEP 2, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Stephen M. Bennett         For       For        Management
1.2   Elect Director Christopher W. Brody       For       For        Management
1.3   Elect Director William V. Campbell        For       For        Management
1.4   Elect Director Scott D. Cook              For       For        Management
1.5   Elect Director L. John Doerr              For       For        Management
1.6   Elect Director Donna L. Dubinsky          For       For        Management
1.7   Elect Director Michael R. Hallman         For       For        Management
1.8   Elect Director Stratton D. Sclavos        For       For        Management

2     Amend Employee Stock Purchase Plan        For       For        Management
3     Ratify Auditors                           For       For        Management


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MEDTRONIC, INC.

Ticker:       MDT            Security ID:  585055106
Meeting Date: AUG 28, 2003   Meeting Type: Annual
Record Date:  JUL 3, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Richard H. Anderson        For       For        Management
1.2   Elect Director Michael R. Bonsignore      For       For        Management
1.3   Elect Director Gordon M. Sprenger         For       Withhold   Management
2     Ratify Auditors                           For       For        Management
3     Approve Omnibus Stock Plan                For       For        Management
4     Approve Executive Incentive Bonus Plan    For       For        Management


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MICROSOFT CORP.

Ticker:       MSFT           Security ID:  594918104
Meeting Date: NOV 11, 2003   Meeting Type: Annual
Record Date:  SEP 12, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director William H. Gates, III      For       For        Management
1.2   Elect Director Steven A. Ballmer          For       For        Management
1.3   Elect Director James I. Cash, Jr., Ph.D.  For       For        Management
1.4   Elect Director Raymond V. Gilmartin       For       For        Management
1.5   Elect Director Ann McLaughlin Korologos   For       For        Management
1.6   Elect Director David F. Marquardt         For       For        Management
1.7   Elect Director Charles H. Noski           For       For        Management
1.8   Elect Director Dr. Helmut Panke           For       For        Management
1.9   Elect Director Wm. G. Reed, Jr.           For       For        Management
1.10  Elect Director Jon A. Shirley             For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Amend Non-Employee Director Stock Option  For       For        Management
      Plan
4     Refrain from Giving Charitable            Against   Against    Shareholder
      Contributions


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ORACLE CORP.

Ticker:       ORCL           Security ID:  68389X105
Meeting Date: OCT 13, 2003   Meeting Type: Annual
Record Date:  AUG 21, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Lawrence J. Ellison        For       For        Management

1.2   Elect Director Donald L. Lucas            For       For        Management
1.3   Elect Director Michael J. Boskin          For       For        Management
1.4   Elect Director Jeffrey O. Henley          For       For        Management
1.5   Elect Director Jack F. Kemp               For       For        Management
1.6   Elect Director Jeffrey Berg               For       For        Management
1.7   Elect Director Safra Catz                 For       For        Management
1.8   Elect Director Hector Garcia-Molina       For       For        Management
1.9   Elect Director Joseph A. Grundfest        For       For        Management
1.10  Elect Director H. Raymond Bingham         For       For        Management
2     Approve Executive Incentive Bonus Plan    For       For        Management
3     Ratify Auditors                           For       For        Management
4     Amend Non-Employee Director Omnibus Stock For       For        Management
      Plan
5     Implement China Principles                Against   Against    Shareholder


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PROCTER & GAMBLE COMPANY, THE

Ticker:       PG             Security ID:  742718109
Meeting Date: OCT 14, 2003   Meeting Type: Annual
Record Date:  AUG 1, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Norman R. Augustine        For       For        Management
1.2   Elect Director A.G. Lafley                For       For        Management
1.3   Elect Director Johnathan A. Rodgers       For       For        Management
1.4   Elect Director John F. Smith, Jr.         For       For        Management
1.5   Elect Director Margaret C. Whitman        For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Non-Employee Director Omnibus     For       Against    Management
      Stock Plan
4     Declassify the Board of Directors         Against   For        Shareholder
5     Label Genetically Engineered Foods        Against   Against    Shareholder


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============================ ARMADA ADVANTAGE MID CAP GROWTH ===================

Information is not available at this time and will be filed by amendment.

=========================== ARMADA ADVANTAGE SMALL CAP GROWTH ==================


CACI INTERNATIONAL, INC.

Ticker:       CAI            Security ID:  127190304
Meeting Date: NOV 20, 2003   Meeting Type: Annual
Record Date:  SEP 24, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Michael J. Bayer           For       For        Management
1.2   Elect Director Peter A. Derow             For       For        Management
1.3   Elect Director Richard L. Leatherwood     For       For        Management
1.4   Elect Director Dr. J. Phillip London      For       For        Management

1.5   Elect Director Barbara A. McNamara        For       For        Management
1.6   Elect Director Arthur L. Money            For       For        Management
1.7   Elect Director Dr. Warren R. Phillips     For       For        Management
1.8   Elect Director Charles P. Revoile         For       For        Management
1.9   Elect Director Richard P. Sullivan        For       For        Management
1.10  Elect Director John M. Toups              For       For        Management
1.11  Elect Director Larry D. Welch             For       For        Management
2     Ratify Auditors                           For       For        Management


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NETIQ CORPORATION

Ticker:       NTIQ           Security ID:  64115P102
Meeting Date: NOV 20, 2003   Meeting Type: Annual
Record Date:  SEP 26, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director David J. Barram as Class   For       For        Management
      II Director
1.2   Elect Director Michael J. Maples as Class For       For        Management
      II Director
1.3   Elect Director Michael J. Rose as Class   For       For        Management
      II Director
1.4   Elect Director Maureen F. McNichols as    For       For        Management
      Class III Director
2     Ratify Auditors                           For       For        Management

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        (registrant)              THE ARMADA ADVANTAGE FUND
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By (Signature and Title)*  /S/ HERBERT MARTENS
                         -------------------------------------------------------
                           Herbert Martens, President & Trustee
                           (principal executive officer)

Date     AUGUST 30, 2004
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*Print the name and title of each signing officer under his or her signature.